Fees Summary	Jan. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,890,000
Previously Paid Amount	0.00
Total Fee Amount	261.01
Total Offset Amount	0.00
Net Fee	261.01
Narrative - Max Aggregate Offering Price	$ 1,890,000
Final Prospectus	true